Shareholder Report, Holdings (Details)	Jun. 30, 2024
Fundamental Investors Class R-6 - RFNGX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-6 - RFNGX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-6 - RFNGX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-6 - RFNGX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-6 - RFNGX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-6 - RFNGX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-6 - RFNGX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-6 - RFNGX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-6 - RFNGX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-5 - RFNFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-5 - RFNFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-5 - RFNFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-5 - RFNFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-5 - RFNFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-5 - RFNFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-5 - RFNFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-5 - RFNFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-5 - RFNFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-5E - RFNHX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-5E - RFNHX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-5E - RFNHX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-5E - RFNHX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-5E - RFNHX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-5E - RFNHX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-5E - RFNHX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-5E - RFNHX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-5E - RFNHX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-4 - RFNEX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-4 - RFNEX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-4 - RFNEX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-4 - RFNEX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-4 - RFNEX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-4 - RFNEX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-4 - RFNEX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-4 - RFNEX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-4 - RFNEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-3 - RFNCX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-3 - RFNCX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-3 - RFNCX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-3 - RFNCX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-3 - RFNCX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-3 - RFNCX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-3 - RFNCX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-3 - RFNCX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-3 - RFNCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-2E - RFEBX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-2E - RFEBX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-2E - RFEBX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-2E - RFEBX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-2E - RFEBX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-2E - RFEBX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-2E - RFEBX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-2E - RFEBX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-2E - RFEBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-2 - RFNBX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-2 - RFNBX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-2 - RFNBX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-2 - RFNBX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-2 - RFNBX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-2 - RFNBX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-2 - RFNBX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-2 - RFNBX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-2 - RFNBX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class R-1 - RFNAX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class R-1 - RFNAX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class R-1 - RFNAX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class R-1 - RFNAX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class R-1 - RFNAX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class R-1 - RFNAX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class R-1 - RFNAX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class R-1 - RFNAX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class R-1 - RFNAX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class 529-F-3 - FEEFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class 529-F-3 - FEEFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class 529-F-3 - FEEFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class 529-F-3 - FEEFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class 529-F-3 - FEEFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class 529-F-3 - FEEFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class 529-F-3 - FEEFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class 529-F-3 - FEEFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class 529-F-3 - FEEFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class 529-F-2 - FFXFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class 529-F-2 - FFXFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class 529-F-2 - FFXFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class 529-F-2 - FFXFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class 529-F-2 - FFXFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class 529-F-2 - FFXFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class 529-F-2 - FFXFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class 529-F-2 - FFXFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class 529-F-2 - FFXFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors® Class 529-F-1 - CFNFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors® Class 529-F-1 - CFNFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors® Class 529-F-1 - CFNFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors® Class 529-F-1 - CFNFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors® Class 529-F-1 - CFNFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors® Class 529-F-1 - CFNFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors® Class 529-F-1 - CFNFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors® Class 529-F-1 - CFNFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors® Class 529-F-1 - CFNFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class 529-T - TIIIX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class 529-T - TIIIX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class 529-T - TIIIX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class 529-T - TIIIX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class 529-T - TIIIX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class 529-T - TIIIX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class 529-T - TIIIX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class 529-T - TIIIX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class 529-T - TIIIX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class 529-E - CFNEX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class 529-E - CFNEX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class 529-E - CFNEX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class 529-E - CFNEX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class 529-E - CFNEX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class 529-E - CFNEX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class 529-E - CFNEX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class 529-E - CFNEX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class 529-E - CFNEX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class 529-C - CFNCX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class 529-C - CFNCX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class 529-C - CFNCX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class 529-C - CFNCX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class 529-C - CFNCX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class 529-C - CFNCX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class 529-C - CFNCX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class 529-C - CFNCX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class 529-C - CFNCX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class 529-A - CFNAX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class 529-A - CFNAX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class 529-A - CFNAX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class 529-A - CFNAX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class 529-A - CFNAX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class 529-A - CFNAX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class 529-A - CFNAX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class 529-A - CFNAX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class 529-A - CFNAX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class F-3 - FUNFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class F-3 - FUNFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class F-3 - FUNFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class F-3 - FUNFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class F-3 - FUNFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class F-3 - FUNFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class F-3 - FUNFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class F-3 - FUNFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class F-3 - FUNFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class F-2 - FINFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class F-2 - FINFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class F-2 - FINFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class F-2 - FINFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class F-2 - FINFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class F-2 - FINFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class F-2 - FINFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class F-2 - FINFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class F-2 - FINFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class F-1 - AFIFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class F-1 - AFIFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class F-1 - AFIFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class F-1 - AFIFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class F-1 - AFIFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class F-1 - AFIFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class F-1 - AFIFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class F-1 - AFIFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class F-1 - AFIFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class T - TFFFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class T - TFFFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class T - TFFFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class T - TFFFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class T - TFFFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class T - TFFFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class T - TFFFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class T - TFFFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class T - TFFFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class C - AFICX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class C - AFICX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class C - AFICX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class C - AFICX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class C - AFICX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class C - AFICX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class C - AFICX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class C - AFICX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class C - AFICX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Fundamental Investors Class A - ANCFX | Information technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.15%
Fundamental Investors Class A - ANCFX | Health care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fundamental Investors Class A - ANCFX | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Fundamental Investors Class A - ANCFX | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.15%
Fundamental Investors Class A - ANCFX | Communication services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
Fundamental Investors Class A - ANCFX | Consumer discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.21%
Fundamental Investors Class A - ANCFX | Consumer staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.56%
Fundamental Investors Class A - ANCFX | Other sectors [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.51%
Fundamental Investors Class A - ANCFX | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%